Capital and financing transactions	9 Months Ended
Jul. 31, 2024
Text Block [Abstract]
Capital and financing transactions
12.	Capital and financing transactions
Common shares

	For the three months ended
	July 31, 2024		July 31, 2023
($ millions)	Number of shares	Amount	Number of shares	Amount

Outstanding at beginning of period	1,229,569,597	$21,066	1,198,174,512	$19,160
Issued in relation to share-based payments, net	18,688	2	6,252	1
Issued in relation to the Shareholder Dividend and Share Purchase Plan (1)	7,750,463	481	7,152,387	466
Outstanding at end of period	1,237,338,748	$21,549	1,205,333,151	$19,627

	For the nine months ended
	July 31, 2024		July 31, 2023
($ millions)	Number of shares	Amount	Number of shares	Amount

Outstanding at beginning of period	1,214,044,420	$20,109	1,191,375,095	$18,707
Issued in relation to share-based payments, net	133,766	9	404,655	27
Issued in relation to the Shareholder Dividend and Share Purchase Plan (1)	23,160,562	1,431	13,553,401	893
Outstanding at end of period	1,237,338,748	$21,549	1,205,333,151	$19,627
(1)
Commencing with the dividend declared on February 28, 2023 and paid on April 26, 2023, the Bank issued to participants of the Shareholder Dividend and Share Purchase Plan (the Plan), common shares from treasury with a discount of 2%
to the average market price (as defined in the Plan). Prior to the dividend paid on April 26, 2023, common shares received by participants under the Plan were shares purchased from the open market at prevailing market prices. Further, effective November 1, 2024, and until such time as the Bank elects otherwise, the Bank will suspend the discount to the Average Market Price (as defined in the Plan) for dividend reinvestments and stock dividends under the Plan and will discontinue issuances of common shares from treasury under the Plan. Effective November 1, 2024, and until such time as the Bank elects otherwise, purchases of common shares under the Plan will be made
i
n the secondary market in accordance with the provisions of the Plan.

Subordinated debentures
Issuance
On June 18, 2024, the Bank issued $1.0 billion 4.95% Subordinated Debentures due August 1, 2034 (Non-Viability Contingent Capital (NVCC)).
The debentures are subject to optional redemption by the Bank on or after August 1, 2029, and following the occurrence of certain defined events.
Interest on such Debentures at the rate of 4.95% per annum will be payable in equal (subject to a long first coupon) semi-annual payments in arrears on February 1 and August 1 in each year, commencing February 1, 2025, and continuing until August 1, 2029, and thereafter payable quarterly to, but excluding, August 1, 2034, at Daily Compounded CORRA plus 1.55%. The initial interest payment (long first coupon), payable on February 1, 2025, will be
$30.71712329 per $1,000
principal amount of Debentures. The debentures contain NVCC provisions necessary to qualify as Tier 2 regulatory capital under Basel III.
Redemption
On July 3, 2024, the Bank redeemed all outstanding $1.5
b
illion 2.836% Subordinated Debentures (NVCC) due July 2029 (the Debentures) at 100% of their principal amount plus accrued and unpaid interest.